Income tax - Current and deferred (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Income tax
Current tax expense	¥ 115,117	$ 18,159	¥ 101,698	¥ 108,290
Deferred tax benefit	3,235	510	(7,152)	(7,206)
Total income tax expense	¥ 118,352	$ 18,669	¥ 94,546	¥ 101,084